24. Restatement (ZHEJIANG)	12 Months Ended
Dec. 31, 2012
ZHEJIANG
24. Restatement

22.	Restatement The Company corrected an accounting error by restating previously issued financial statements as follow:

CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31, 2011

	2011	2011	2011
	(As originally	(Restated)	(Effect of
	report)		change)
Assets	RMB’000	RMB’000	RMB’000

Current assets:
Cash and cash equivalents	38,434	38,434	-
Accounts receivable, net	190,392	187,763	(2,629)
Amounts due from owners	2	2	-
Prepayments and other current assets	84,417	76,860	(7,557)
Inventories	8,612	8,612	-

Total current assets	321,857	311,671	(10,186)

Property, plant and equipment, net	52,938	52,938	-
Intangible asset, net	2,851	2,851	-
Land use right, net	6,484	6,484	-
Deferred tax assets	3,297	3,297	-

Total assets	387,427	377,241	(10,186)

Liabilities and shareholders’ equity

Current liabilities:
Short term borrowings	41,000	41,000	-
Accounts payable	133,475	133,475	-
Other payables and accrued expenses	28,438	28,537	(99)
Other taxes payable	13,407	13,407	-
Income tax payable	5,172	6,887	(1,715)

Total current liabilities	221,492	223,306	(1,814)

Commitments and contingencies	-	-	-

Shareholders’ equity:
Share capital 61,200,000 shares issued	61,200	61,200	-
Capital reserve	55,189	43,189	12,000
PRC statutory reserves	4,272	4,272	-
Retained earnings	40,497	41,183	(686)

Equity attributable to shareholders of Zhejiang Tianlan Environmental Protection Technology Company Limited	161,158	149,844	11,314
Non-controlling interest	4,777	4,091	686

Total shareholders’ equity	165,935	153,935	12,000

Total liabilities and shareholders’ equity	387,427	377,241	10,186